TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION
TAXATION

15.  TAXATION

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, BEST BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by BEST BVI to their shareholders, no withholding tax is imposed.

Hong Kong

The subsidiary incorporated in Hong Kong is subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2015, 2016 and 2017, the Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, BEST HK is exempted from income tax on its foreign-derived income and there is no withholding taxes in Hong Kong on remittance of dividends.

China

The current enterprise income tax law (“EIT Law”) applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises.

The EIT Law treats enterprises established outside of the PRC with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company is located in jurisdictions outside of the PRC, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on their worldwide income commencing on January 1, 2008. As of December 31, 2017, the Company has not accrued for PRC tax on such basis as the Group’s non-PRC entities had zero assessable profits in the PRC for the period after January 1, 2008. The Group will continue to monitor the tax status with regards to the PRC tax resident enterprise regulation of its non-PRC entities.

Pursuant to relevant laws and regulations in the PRC and with approval from tax authorities in charge, one of the Group’s subsidiaries, BEST Technology, qualified as a High and New Technology Enterprise, and is entitled to the preferential tax rate of 15% for three years from 2016 to 2018.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Company did not record any dividend withholding tax, as it has no retained earnings for any of the periods presented. Substantially all of the Company’s loss before income tax and share of net (loss) income of equity investees was derived from the PRC for all periods presented.

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
PRC	(1,058,804)	(1,353,896)	(1,229,979)	(189,045)
Non-PRC	(627)	(9,057)	12,591	1,936

	(1,059,431)	(1,362,953)	(1,217,388)	(187,109)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Current income tax	—	(570)	(11,536)	(1,773)
Deferred income tax	—	—	1,680	258

	—	(570)	(9,856)	(1,515)

A reconciliation of the differences between the PRC statutory tax rate and the Group’s effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Loss before income taxes and share of net (loss) income of equity investees	(1,059,431)	(1,362,953)	(1,217,388)	(187,109)

Income tax computed at the statutory tax rate of 25%	264,858	340,738	304,346	46,779
Non-deductible expenses	(10,268)	(19,102)	(113,139)	(17,389)
Effect of different tax rates in different jurisdictions and preferential tax rate	(349)	(69)	(4,220)	(649)
Tax incentive in relation to deduction limits of certain expenses	1,175	3,139	9,441	1,451
Non-taxable income	332	3,333	13,985	2,149
Over-accrued EIT for previous years	—	—	(154)	(24)
Deferred tax	—	—	(19,362)	(2,977)
Unutilized expired tax loss	(7,058)	(11,099)	(31,373)	(4,822)
Change in valuation allowance	(248,690)	(317,510)	(169,380)	(26,033)

	—	(570)	(9,856)	(1,515)

Deferred tax

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	126,852	181,914	27,960
Customer advances and deposits	32,199	41,367	6,358
Allowance for doubtful accounts and inventory provision	7,839	11,298	1,736
Depreciation and amortization expense	47,107	39,892	6,131
Net operating losses carrying forward	681,588	806,782	124,000

Total deferred tax assets	895,585	1,081,253	166,185
Valuation allowance*	(895,585)	(1,081,253)	(166,185)

Total deferred tax assets net of valuation allowance	—	—	—

*The Group recorded a full valuation allowance against deferred tax assets of those subsidiaries and VIE that are in a cumulative loss as of December 31, 2016 and 2017. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Deferred tax liabilities
Long-lived assets arising from acquisition	—	31,688	4,870

As of December 31, 2017, the Company has net operating losses of approximately RMB3,650,326 (US$561,045) primarily from its subsidiaries and VIE in the PRC, which can be carried forward after certain reconciliation per tax regulation to offset future net profit for income tax purposes. The net operating loss carry forwards as of December 31, 2017 will expire in years 2018 to 2022 if not utilized.

Unrecognized tax benefits

As of December 31, 2016 and 2017, the Company recorded an unrecognized tax benefit of RMB44,353 and RMB106,376 (US$16,350), respectively, of which RMBnil and RMBnil (US$nil), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of uncertain tax position will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2016 and 2017, unrecognized tax benefits of RMB3,446 and RMB463 (US$71), respectively, if ultimately recognized, will impact the effective tax rate. A roll-forward of unrecognized tax benefits is as follows:

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Beginning balance	27,193	44,353	6,817
Additions based on tax positions related to current year	22,977	72,332	11,117
Decreases based on tax positions related to prior years	(5,817)	(10,309)	(1,584)

Ending balance	44,353	106,376	16,350

During the years ended December 31, 2015, 2016 and 2017, the Company recorded insignificant late payment interest expense, and nil penalties, respectively, as part of income tax expense.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ and VIE’s tax years 2012 through 2016 remain open to examination by the taxing jurisdictions.